PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Depreciable property, plant and equipment	$ 22,425,935	$ 24,867,176
Less: Accumulated depreciation and amortization	(22,146,273)	(24,848,408)
Net property, plant and equipment	279,662	18,768
Furniture, fixtures, computer hardware/software
Property Plant And Equipment [Line Items]
Depreciable property, plant and equipment	473,448	489,421
Manufacturing machinery and equipment
Property Plant And Equipment [Line Items]
Depreciable property, plant and equipment	21,863,624	$ 24,377,755
Manufacturing Machinery And Equipment In Progress
Property Plant And Equipment [Line Items]
Depreciable property, plant and equipment	$ 88,863